STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION PLANS
STOCK COMPENSATION PLANS

NOTE 15 — STOCK COMPENSATION PLANS

On May 22, 2012, the Company’s shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units (“RSUs”), or stock appreciation rights.  The aggregate number of shares of the Company’s common stock issuable under the plan is 757,848.

The Corporation also has three various stock compensation plans which are now expired.  One plan was approved during 2000 and applied to officers, employees, and nonemployee directors.  This plan was amended as a part of the December 2004 stock offering and recapitalization.  The amendment, approved by shareholders, increased the shares available under this plan by 428,587 shares from the original 25,000 (adjusted for the 1:20 reverse stock split), to a total authorized share balance of 453,587.   The other two plans, one for officers and employees and the other for nonemployee directors, were approved in 1997.  A total of 30,000 shares (adjusted for the 1:20 split), were made available for grant under these plans.  Options under all of the plans were granted at the discretion of a committee of the Corporation’s Board of Directors.  Options to purchase shares of the Corporation’s stock were granted at a price equal to the market price of the stock at the date of grant.  The committee determined the vesting of the options when they were granted as established under the plan.

The Corporation, in August 2012, granted 148,500 Restricted Stock Units (“RSU’s”) to members of the Board of Directors and Management.  These RSU’s were granted at a market value of $7.91 and will vest equally over a four year term.  In exchange for the grant of RSU’s various previously issued stock option awards were surrendered.  The RSUs were awarded at no cost to the employee and vest ratably over a four-year period.  Compensation cost to be recognized over the four —year vesting period, net of income tax, is $.775 million.  As of December 31, 2012, none of the RSUs were vested and unrecognized compensation expense, net of income tax, was $.709 million.

A summary of stock option transactions for the years ended December 31 is as follows:

	2012	2011

Outstanding shares at beginning of year	392,152	394,072
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	—	(1,920)
Surrendered/exchanged for restricted stock	(150,000)	—

Outstanding shares at end of year	242,152	392,152

Exercisable shares at end of year	126,361	148,861

Weighted average exercise price per share at end of year	$9.88	$10.27

Shares available for grant at end of year	—	—

Following is a summary of the options outstanding and exercisable at December 31, 2012:

				Weighted
				Average
				Remaining
Exercise	Number of Shares			Contractual
Price	Outstanding	Exercisable	Unvested Options	Life-Years

$9.16	2,500	1,000	1,500	2.96
$9.75	217,152	120,861	96,291	1.96
$10.65	12,500	2,500	10,000	2.75
$12.00	10,000	2,000	8,000	2.46

	242,152	126,361	115,791	2.10

Options issued since the Corporation’s recapitalization in December of 2004 call for 20% immediate vesting upon issue and subsequent vesting to occur over a two to five year period, based upon the market value appreciation of the underlying Corporation’s stock.  Compensation related to these options was expensed based upon the vesting period without consideration given to market value appreciation.  There are no future compensation expenses related to existing option programs.